Shareholder Report, Line Graph (Details) - USD ($)			3 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended		15 Months Ended	18 Months Ended	21 Months Ended	24 Months Ended	27 Months Ended	30 Months Ended	33 Months Ended	36 Months Ended	39 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	May 20, 2025	Nov. 30, 2015	Feb. 29, 2016	Nov. 30, 2025	May 31, 2016	Aug. 31, 2016	Nov. 30, 2025	Nov. 30, 2016	Feb. 28, 2017	May 31, 2017	Aug. 31, 2017	Nov. 30, 2017	Feb. 28, 2018	May 31, 2018	Aug. 31, 2018	Nov. 30, 2018	Feb. 28, 2019	May 31, 2019	Aug. 31, 2019	Nov. 30, 2019	Feb. 29, 2020	May 31, 2020	Aug. 31, 2020	Nov. 30, 2020	Feb. 28, 2021	May 31, 2021	Aug. 31, 2021	Nov. 30, 2021	Feb. 28, 2022	May 31, 2022	Aug. 31, 2022	Nov. 30, 2022	Feb. 28, 2023	May 31, 2023	Aug. 31, 2023	Nov. 30, 2023	Feb. 29, 2024	May 31, 2024	Aug. 31, 2024	Nov. 30, 2024	Feb. 28, 2025	May 31, 2025	Aug. 31, 2025	Nov. 30, 2025
C000007969
Account Value [Line Items]
Line Graph and Table Measure Name							Investor Shares
Accumulated Value		$ 10,000	$ 10,217		$ 10,401	$ 10,612		$ 10,024	$ 10,247	$ 10,544	$ 10,681	$ 10,602	$ 10,534	$ 10,656	$ 10,696	$ 10,652	$ 10,941	$ 11,388	$ 11,741	$ 11,650	$ 12,106	$ 11,738	$ 12,014	$ 12,202	$ 12,194	$ 12,513	$ 12,608	$ 12,610	$ 12,185	$ 11,538	$ 11,216	$ 11,248	$ 11,356	$ 11,553	$ 11,525	$ 11,812	$ 12,142	$ 11,975	$ 12,404	$ 12,612	$ 12,570	$ 12,137	$ 12,262	$ 12,872
C000007970
Account Value [Line Items]
Accumulated Value		50,000	51,093		52,025	53,095		50,169	51,299	52,798	53,500	53,114	52,786	53,414	53,623	53,410	54,868	57,124	58,906	58,462	60,758	58,924	60,321	61,278	61,248	62,864	63,353	63,377	61,253	58,015	56,403	56,578	57,134	58,135	58,006	59,461	61,135	60,308	62,481	63,537	63,337	61,167	61,802	64,886
C000260432
Account Value [Line Items]
Line Graph and Table Measure Name							ETF Shares Net Asset Value
Accumulated Value	$ 10,000			$ 10,469
NACC2 Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg Municipal Bond Index
Accumulated Value		10,000	10,206		10,342	10,527		9,978	10,232	10,493	10,620	10,535	10,489	10,610	10,672	10,654	10,921	11,289	11,602	11,559	11,955	11,738	11,978	12,125	12,081	12,294	12,385	12,364	12,001	11,459	11,316	11,295	11,390	11,515	11,508	11,779	12,007	11,823	12,209	12,360	12,362	12,063	12,219	12,686
NACC2 Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg Municipal Bond Index
Accumulated Value		50,000	51,032		51,710	52,635		49,890	51,162	52,465	53,100	52,676	52,443	53,049	53,360	53,271	54,607	56,446	58,012	57,794	59,773	58,692	59,889	60,623	60,406	61,471	61,923	61,818	60,007	57,295	56,578	56,477	56,948	57,576	57,542	58,896	60,034	59,115	61,045	61,799	61,812	60,313	61,093	63,428
NACC2 Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg Municipal Bond Index
Accumulated Value	10,000			10,518
NACC2 Index: Bloomberg NY Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg NY Municipal Bond Index
Accumulated Value		10,000	10,204		10,336	10,511		9,980	10,226	10,490	10,605	10,510	10,457	10,562	10,608	10,600	10,863	11,223	11,509	11,457	11,832	11,560	11,745	11,912	11,891	12,151	12,224	12,212	11,846	11,327	11,107	11,119	11,231	11,382	11,367	11,671	11,889	11,694	12,085	12,249	12,225	11,889	12,001	12,492
NACC2 Index: Bloomberg NY Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg NY Municipal Bond Index
Accumulated Value		$ 50,000	$ 51,021		$ 51,680	$ 52,556		$ 49,901	$ 51,129	$ 52,450	$ 53,024	$ 52,548	$ 52,283	$ 52,808	$ 53,038	$ 52,997	$ 54,316	$ 56,113	$ 57,545	$ 57,287	$ 59,160	$ 57,802	$ 58,725	$ 59,560	$ 59,454	$ 60,755	$ 61,118	$ 61,061	$ 59,231	$ 56,637	$ 55,535	$ 55,593	$ 56,155	$ 56,912	$ 56,832	$ 58,356	$ 59,447	$ 58,472	$ 60,425	$ 61,243	$ 61,127	$ 59,446	$ 60,004	$ 62,461
NACC2 Index: S&P New York AMT-Free Municipal USD10 Million Par Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							S&P New York AMT-Free Municipal USD10 Million Par Bond Index
Accumulated Value	$ 10,000			$ 10,471